Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments and Guarantees
Our office lease for our corporate headquarters extends until October 31, 2022. To transport products, we lease tractors, trailers and railcars. In addition, we lease tanks and terminals for the storage of crude oil, petroleum products, NaHS and caustic soda. Additionally, we lease a segment of pipeline where under the terms we make payments based on throughput. We have no minimum volumetric or financial requirements remaining on our pipeline lease.
The future minimum rental payments under all non-cancelable operating leases as of December 31, 2018, were as follows (in thousands):

	Office Space	Transportation Equipment	Terminals and Tanks	Total
2019	$4,197	$27,547	$14,298	$46,042
2020	4,119	24,642	10,594	39,355
2021	3,298	19,536	7,840	30,674
2022	2,692	18,113	6,653	27,458
2023	961	17,290	9,378	27,629
2024 and thereafter	3,735	45,390	77,104	126,229
Total minimum lease obligations	$19,002	$152,518	$125,867	$297,387

Total operating lease expense from our continuing operations was as follows (in thousands):

Year Ended December 31, 2018	$30,798
Year Ended December 31, 2017	$36,933
Year Ended December 31, 2016	$41,906

We are subject to various environmental laws and regulations. Policies and procedures are in place to monitor compliance and to detect and address any releases of crude oil from our pipelines or other facilities; however no assurance can be made that such environmental releases may not substantially affect our business.
Other Matters
Our facilities and operations may experience damage as a result of an accident or natural disaster. These hazards can cause personal injury or loss of life, severe damage to and destruction of property and equipment, pollution or environmental damage and suspension of operations. We maintain insurance that we consider adequate to cover our operations and properties, in amounts we consider reasonable. Our insurance does not cover every potential risk associated with operating our facilities, including the potential loss of significant revenues. The occurrence of a significant event that is not fully-insured could materially and adversely affect our results of operations. We believe we are adequately insured for public liability and property damage to others and that our coverage is similar to other companies with operations similar to ours. No assurance can be made that we will be able to maintain adequate insurance in the future at premium rates that we consider reasonable.
We are subject to lawsuits in the normal course of business and examination by tax and other regulatory authorities. We do not expect such matters presently pending to have a material effect on our financial position, results of operations or cash flows.